REVENUE - By Service Line (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Revenue	$ 908	$ 538	$ 1,810	$ 1,035
Gas Transmission
Disclosure of operating segments [line items]
Revenue	337	379	689	721
Leasing
Disclosure of operating segments [line items]
Revenue	389	0	770	0
Distribution
Disclosure of operating segments [line items]
Revenue	126	96	239	192
Connections
Disclosure of operating segments [line items]
Revenue	48	53	92	97
Other
Disclosure of operating segments [line items]
Revenue	$ 8	$ 10	$ 20	$ 25